FCF P2 07/23

SUPPLEMENT DATED JULY 6, 2023

TO THE PROSPECTUS DATED FEBRUARY 1, 2023

OF

FRANKLIN FOCUSED GROWTH FUND

(a series of Franklin Custodian Funds)

At a meeting held on June 30, 2023, shareholders approved the reorganization of the Franklin Focused Growth Fund (the “Mutual Fund”) into the Franklin Focused Growth ETF (the “ETF”), a newly-organized series of the Franklin Templeton ETF Trust, pursuant to an Agreement and Plan of Reorganization. The reorganization of the Mutual Fund will consist of (1) the transfer of the Mutual Fund’s assets, subject to its liabilities, to the ETF in exchange for shares of the ETF; and (2) the distribution of the ETF shares to the Mutual Fund shareholders in complete liquidation of the Mutual Fund. The reorganization for the Mutual Fund is scheduled to occur on or about November 3, 2023. Shareholders of the Mutual Fund will become shareholders of the ETF on or about November 3, 2023, and will no longer be shareholders of the Mutual Fund.

Now that the Agreement and Plan of Reorganization has been approved by shareholders, this communication provides important information about the timeline for the reorganization and actions that shareholders may need to take in advance of the reorganization.

Action Items in Connection with the Reorganization	Scheduled Date
• All classes of shares except Advisor Class shares will be closed to purchases by new investors.	Effective August 8, 2023, the Mutual Fund will not accept purchase orders from new investors for any class other than Advisor Class shares.
• Advisor Class shares will be closed to purchases by new investors.	Effective September 1, 2023, the Mutual Fund will not accept purchase orders from new investors for the Advisor Class shares.
• All classes of shares except Advisor Class shares will be closed to purchases by all investors.

Effective September 26, 2023, the Mutual Fund will not accept purchase orders from any investor for any class other than Advisor Class shares. This includes a purchase as part of an ongoing dividend reinvestment program.

• Prior to the reorganization, each class of shares of the Mutual Fund, other than Advisor Class shares, will be converted into Advisor Class shares (without a contingent deferred sales charge or other charge).

Effective October 12, 2023.
• Advisor Class shares will be closed to purchases by all investors.	Effective October 27, 2023, the Mutual Fund will not accept purchase orders for Advisor Class shares from any investor. This includes a purchase as part of an ongoing dividend reinvestment program.

• Shareholders who do not currently have a brokerage account will need to open a brokerage account and may need to transfer their Mutual Fund shares into it prior to the closing of the reorganization to receive and hold the ETF shares distributed in the reorganization. More information about opening a brokerage account and transferring Mutual Fund shares into it is included in the attached “Questions and Answers” document.

Shareholders must open a brokerage account no later than November 2, 2023 (except shareholders who hold Mutual Fund shares with Fiduciary Trust International of the South (FTIOS) as the custodian). If a shareholder does not have a brokerage account to hold the ETF shares and, in certain cases, has not transferred their Mutual Fund shares into it by that date, the shares will generally be held by American Stock Transfer & Trust Company, LLC in a default trustee account on behalf of the shareholder after the closing of the reorganization.

• Shareholders who hold Mutual Fund shares with Fiduciary Trust International of the South (FTIOS) as the custodian.

Shareholders who hold Mutual Fund shares with FTIOS as the custodian and have not opened a brokerage account and transferred their Mutual Fund shares into it before the close of market on October 6, 2023, will have their Mutual Fund shares exchanged by FTIOS for Class A shares of Franklin U.S. Government Money Fund (ticker FMFXX) rather than participate in the reorganization.

• Shareholders who own the Mutual Fund in a Franklin Templeton Solo(k) account.

Mutual Fund shares that are held in a Franklin Templeton Solo(k) account will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton Solo(k) accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton Solo(k) account or they may redeem their Mutual Fund shares. If a holder of a Franklin Templeton Solo(k) account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class R shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

• Shareholders who own the Mutual Fund in a Franklin Templeton 403b account.

Mutual Fund shares that are held in a Franklin Templeton 403b account will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton 403b accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton 403(b) account or they may redeem their Mutual Fund shares. If a holder of a Franklin Templeton 403b account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class A shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

• If you do not want to receive shares of the ETF in connection with the reorganization of the Mutual Fund, you can exchange your Mutual Fund shares for shares of another Franklin mutual fund that is not participating in the reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.

The last day to exchange your shares of the Mutual Fund for shares of another Franklin mutual fund is November 2, 2023, and the last day to redeem your shares of the Mutual Fund is November 2, 2023.

• Any fractional shares held by shareholders on November 3, 2023 will be redeemed, and the Mutual Fund will distribute the redemption proceeds to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

Depending on the type of account, redemption proceeds for fractional shares will be sent either via wire or by a check mailed to the address of record on November 3, 2023.

• Upon the closing of the reorganization of the Mutual Fund, each shareholder of the Mutual Fund will receive shares of the ETF having the same aggregate net asset value as the shares of the Mutual Fund they held on the date of the reorganization and become a shareholder of the ETF.

Except as noted above for FTIOS accountholders, Franklin Templeton Solo(k) and Franklin Templeton 403b accountholders, each shareholder of the Mutual Fund will receive ETF shares after the market close on November 3, 2023. If you did not establish a brokerage account and, in certain cases, did not transfer your Mutual Fund shares into it before the closing of the reorganization, your ETF shares will generally be held on your behalf by American Stock Transfer & Trust Company, LLC in a default trustee account. If you think the ETF shares received by you in the reorganization will be held by American Stock Transfer & Trust, after the reorganization is consummated, you may contact them for more information by e-mailing help@astfinancial.com or calling (800) 937-5449. If the ETF shares are not transferred into a brokerage account within a year of the date of the reorganization, the ETF shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property).

For further information, please contact the Mutual Fund toll-free at (800) DIAL BEN® or (800) 342-5236.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT

QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the reorganization of the Mutual Fund in order to receive shares of the ETF.

Q.	What types of shareholder accounts can receive shares of the ETF as part of the reorganization?

A.

If you hold your shares of the Mutual Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the reorganization. No further action is required.

Q.	What types of shareholder accounts cannot receive shares of the ETF as part of the reorganization?

A.	The following account types cannot hold shares of ETFs:

Distributor Accounts. If you hold your shares of the Mutual Fund in an account where Franklin Distributors, LLC is the broker-dealer of record (a “Distributor Account”), you should transfer your shares of the Mutual Fund to a brokerage account that can accept shares of the ETF prior to the reorganization. For this purpose, a Distributor Account includes an individual retirement account (“IRA”) for which Franklin Distributors is the broker-dealer of record. You have a Distributor Account if you receive quarterly account statements directly from the Mutual Fund and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts. If you hold your shares of the Mutual Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

Non-Accommodating Retirement Accounts. If you hold your shares of the Mutual Fund through an IRA or group retirement plan whose sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or your financial intermediary may transfer your investment in the Mutual Fund to a different investment option prior to the reorganization.

Fiduciary Trust International of the South (FTIOS) Custodian Accounts. If you hold Mutual Fund shares with FTIOS as the custodian (including for an IRA or group retirement plan) and have not opened a brokerage account at close of market on October 6, 2023, you will have your Mutual Fund shares exchanged by FTIOS for Class A shares of Franklin U.S. Government Money Fund rather than participating in the reorganization.

Franklin Templeton Solo(k) Accounts. If you hold your shares of the Mutual Fund in a Franklin Templeton Solo(k) account, your Mutual Fund shares will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton Solo(k) accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton Solo(k) account or they may redeem their Mutual Fund shares (You should consider the tax consequences associated with any redemption). If a holder of a Franklin Templeton Solo(k) account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class R shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

Franklin Templeton 403b Accounts. If you hold your shares of the Mutual Fund in a Franklin Templeton 403b account, your Mutual Fund shares will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton 403b accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton 403b account or they may redeem their Mutual Fund shares (You should consider the tax consequences associated with any redemption). If a holder of a Franklin Templeton 403b account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class A shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

If you are unsure about the ability of your account to accept shares of the ETF, please contact your financial advisor or other financial intermediary.

Q.	How do I transfer my Mutual Fund shares from an account held with Franklin Distributors to a brokerage account that will accept ETF shares?

A.

Transferring your shares from a Distributor Account held with Franklin Distributors to a brokerage account that can accept shares of the ETF should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Mutual Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Mutual Fund. Your broker will require your account number with the Mutual Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Mutual Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q.	How do I transfer my Mutual Fund shares from a non-accommodating brokerage account to a brokerage account that will accept ETF shares?

A.

The broker where you hold your Mutual Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.	What will happen if I do not have a brokerage account that can accept ETF shares at the time of the reorganization?

A.	If your account cannot accept ETF shares at the time of the reorganization, the ETF shares received by you in connection with the reorganization will generally be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“American Stock Transfer & Trust”), until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the ETF shares are not transferred into a brokerage account within a year of the date of the reorganization, the ETF shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of ETF shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that the reorganization will have on you and your investments. For more information about specific accounts that cannot hold ETFs, see “What type of shareholder accounts cannot receive shares of the ETF as part of the reorganization?” above.

Q.	What if I do not want to own shares of the ETF?

A.

If you do not want to receive shares of the ETF in connection with the reorganization, you can exchange your Mutual Fund shares for shares of another Franklin mutual fund that is not participating in a reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Mutual Fund shares will be a taxable event if you hold your shares in a taxable account. The last day to exchange your shares of the Mutual Fund for shares of another Franklin mutual fund is November 2, 2023, and the last day to redeem your shares of the Mutual Fund is November 2, 2023.

Please keep this supplement with your Prospectus for future reference.

FCF SA1 07/23

SUPPLEMENT DATED JULY 6, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2023

OF

FRANKLIN FOCUSED GROWTH FUND

(a series of Franklin Custodian Funds)

At a meeting held on June 30, 2023, shareholders approved the reorganization of the Franklin Focused Growth Fund (the “Mutual Fund”) into the Franklin Focused Growth ETF (the “ETF”), a newly-organized series of the Franklin Templeton ETF Trust, pursuant to an Agreement and Plan of Reorganization. The reorganization of the Mutual Fund will consist of (1) the transfer of the Mutual Fund’s assets, subject to its liabilities, to the ETF in exchange for shares of the ETF; and (2) the distribution of the ETF shares to the Mutual Fund shareholders in complete liquidation of the Mutual Fund. The reorganization for the Mutual Fund is scheduled to occur on or about November 3, 2023. Shareholders of the Mutual Fund will become shareholders of the ETF on or about November 3, 2023, and will no longer be shareholders of the Mutual Fund.

Now that the Agreement and Plan of Reorganization has been approved by shareholders, this communication provides important information about the timeline for the reorganization and actions that shareholders may need to take in advance of the reorganization.

Action Items in Connection with the Reorganization	Scheduled Date
• All classes of shares except Advisor Class shares will be closed to purchases by new investors.	Effective August 8, 2023, the Mutual Fund will not accept purchase orders from new investors for any class other than Advisor Class shares.
• Advisor Class shares will be closed to purchases by new investors.	Effective September 1, 2023, the Mutual Fund will not accept purchase orders from new investors for the Advisor Class shares.
• All classes of shares except Advisor Class shares will be closed to purchases by all investors.

Effective September 26, 2023, the Mutual Fund will not accept purchase orders from any investor for any class other than Advisor Class shares. This includes a purchase as part of an ongoing dividend reinvestment program.

• Prior to the reorganization, each class of shares of the Mutual Fund, other than Advisor Class shares, will be converted into Advisor Class shares (without a contingent deferred sales charge or other charge).

Effective October 12, 2023.
• Advisor Class shares will be closed to purchases by all investors.	Effective October 27, 2023, the Mutual Fund will not accept purchase orders for Advisor Class shares from any investor. This includes a purchase as part of an ongoing dividend reinvestment program.

• Shareholders who do not currently have a brokerage account will need to open a brokerage account and may need to transfer their Mutual Fund shares into it prior to the closing of the reorganization to receive and hold the ETF shares distributed in the reorganization. More information about opening a brokerage account and transferring Mutual Fund shares into it is included in the attached “Questions and Answers” document.

Shareholders must open a brokerage account no later than November 2, 2023 (except shareholders who hold Mutual Fund shares with Fiduciary Trust International of the South (FTIOS) as the custodian). If a shareholder does not have a brokerage account to hold the ETF shares and, in certain cases, has not transferred their Mutual Fund shares into it by that date, the shares will generally be held by American Stock Transfer & Trust Company, LLC in a default trustee account on behalf of the shareholder after the closing of the reorganization.

• Shareholders who hold Mutual Fund shares with Fiduciary Trust International of the South (FTIOS) as the custodian.

Shareholders who hold Mutual Fund shares with FTIOS as the custodian and have not opened a brokerage account and transferred their Mutual Fund shares into it before the close of market on October 6, 2023, will have their Mutual Fund shares exchanged by FTIOS for Class A shares of Franklin U.S. Government Money Fund (ticker FMFXX) rather than participate in the reorganization.

• Shareholders who own the Mutual Fund in a Franklin Templeton Solo(k) account.

Mutual Fund shares that are held in a Franklin Templeton Solo(k) account will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton Solo(k) accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton Solo(k) account or they may redeem their Mutual Fund shares. If a holder of a Franklin Templeton Solo(k) account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class R shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

• Shareholders who own the Mutual Fund in a Franklin Templeton 403b account.

Mutual Fund shares that are held in a Franklin Templeton 403b account will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton 403b accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton 403(b) account or they may redeem their Mutual Fund shares. If a holder of a Franklin Templeton 403b account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class A shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

• If you do not want to receive shares of the ETF in connection with the reorganization of the Mutual Fund, you can exchange your Mutual Fund shares for shares of another Franklin mutual fund that is not participating in the reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.

The last day to exchange your shares of the Mutual Fund for shares of another Franklin mutual fund is November 2, 2023, and the last day to redeem your shares of the Mutual Fund is November 2, 2023.

• Any fractional shares held by shareholders on November 3, 2023 will be redeemed, and the Mutual Fund will distribute the redemption proceeds to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

Depending on the type of account, redemption proceeds for fractional shares will be sent either via wire or by a check mailed to the address of record on November 3, 2023.

• Upon the closing of the reorganization of the Mutual Fund, each shareholder of the Mutual Fund will receive shares of the ETF having the same aggregate net asset value as the shares of the Mutual Fund they held on the date of the reorganization and become a shareholder of the ETF.

Except as noted above for FTIOS accountholders, Franklin Templeton Solo(k) and Franklin Templeton 403b accountholders, each shareholder of the Mutual Fund will receive ETF shares after the market close on November 3, 2023. If you did not establish a brokerage account and, in certain cases, did not transfer your Mutual Fund shares into it before the closing of the reorganization, your ETF shares will generally be held on your behalf by American Stock Transfer & Trust Company, LLC in a default trustee account. If you think the ETF shares received by you in the reorganization will be held by American Stock Transfer & Trust, after the reorganization is consummated, you may contact them for more information by e-mailing help@astfinancial.com or calling (800) 937-5449. If the ETF shares are not transferred into a brokerage account within a year of the date of the reorganization, the ETF shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property).

For further information, please contact the Mutual Fund toll-free at (800) DIAL BEN® or (800) 342-5236.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT

QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the reorganization of the Mutual Fund in order to receive shares of the ETF.

Q.	What types of shareholder accounts can receive shares of the ETF as part of the reorganization?

A.

If you hold your shares of the Mutual Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the reorganization. No further action is required.

Q.	What types of shareholder accounts cannot receive shares of the ETF as part of the reorganization?

A.	The following account types cannot hold shares of ETFs:

Distributor Accounts. If you hold your shares of the Mutual Fund in an account where Franklin Distributors, LLC is the broker-dealer of record (a “Distributor Account”), you should transfer your shares of the Mutual Fund to a brokerage account that can accept shares of the ETF prior to the reorganization. For this purpose, a Distributor Account includes an individual retirement account (“IRA”) for which Franklin Distributors is the broker-dealer of record. You have a Distributor Account if you receive quarterly account statements directly from the Mutual Fund and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts. If you hold your shares of the Mutual Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

Non-Accommodating Retirement Accounts. If you hold your shares of the Mutual Fund through an IRA or group retirement plan whose sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or your financial intermediary may transfer your investment in the Mutual Fund to a different investment option prior to the reorganization.

Fiduciary Trust International of the South (FTIOS) Custodian Accounts. If you hold Mutual Fund shares with FTIOS as the custodian (including for an IRA or group retirement plan) and have not opened a brokerage account at close of market on October 6, 2023, you will have your Mutual Fund shares exchanged by FTIOS for Class A shares of Franklin U.S. Government Money Fund rather than participating in the reorganization.

Franklin Templeton Solo(k) Accounts. If you hold your shares of the Mutual Fund in a Franklin Templeton Solo(k) account, your Mutual Fund shares will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton Solo(k) accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton Solo(k) account or they may redeem their Mutual Fund shares (You should consider the tax consequences associated with any redemption). If a holder of a Franklin Templeton Solo(k) account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class R shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

Franklin Templeton 403b Accounts. If you hold your shares of the Mutual Fund in a Franklin Templeton 403b account, your Mutual Fund shares will not be reorganized into ETF shares, and prior to the closing of the reorganization, holders of Franklin Templeton 403b accounts may choose to exchange their Mutual Fund shares for shares of another mutual fund available to their Franklin Templeton 403b account or they may redeem their Mutual Fund shares (You should consider the tax consequences associated with any redemption). If a holder of a Franklin Templeton 403b account does not take action prior to October 2, 2023, their Mutual Fund shares will be exchanged into Class A shares of the Franklin U.S. Government Money Fund prior to the closing of the reorganization.

If you are unsure about the ability of your account to accept shares of the ETF, please contact your financial advisor or other financial intermediary.

Q.	How do I transfer my Mutual Fund shares from an account held with Franklin Distributors to a brokerage account that will accept ETF shares?

A.

Transferring your shares from a Distributor Account held with Franklin Distributors to a brokerage account that can accept shares of the ETF should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Mutual Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Mutual Fund. Your broker will require your account number with the Mutual Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Mutual Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q.	How do I transfer my Mutual Fund shares from a non-accommodating brokerage account to a brokerage account that will accept ETF shares?

A.

The broker where you hold your Mutual Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.	What will happen if I do not have a brokerage account that can accept ETF shares at the time of the reorganization?

A.	If your account cannot accept ETF shares at the time of the reorganization, the ETF shares received by you in connection with the reorganization will generally be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“American Stock Transfer & Trust”), until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the ETF shares are not transferred into a brokerage account within a year of the date of the reorganization, the ETF shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of ETF shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that the reorganization will have on you and your investments. For more information about specific accounts that cannot hold ETFs, see “What type of shareholder accounts cannot receive shares of the ETF as part of the reorganization?” above.

Q.	What if I do not want to own shares of the ETF?

A.

If you do not want to receive shares of the ETF in connection with the reorganization, you can exchange your Mutual Fund shares for shares of another Franklin mutual fund that is not participating in a reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Mutual Fund shares will be a taxable event if you hold your shares in a taxable account. The last day to exchange your shares of the Mutual Fund for shares of another Franklin mutual fund is November 2, 2023, and the last day to redeem your shares of the Mutual Fund is November 2, 2023.

Please keep this supplement with your SAI for future reference.